UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 1, 2019 to January 31, 2019

Commission File Number of issuing entity:	333-208533-03

Central Index Key Number of issuing entity:	0001684415

Mercedes-Benz Auto Lease Trust 2016-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	025-02300

Central Index Key Number of depositor:	0001537805

Daimler Trust Leasing LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001540252

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-8653034
(IRS Employer Identification No.)

36455 Corporate Drive
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248)9916632
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Asset Backed Notes	☐	☐	☒
Class A-2 Asset Backed Notes	☐	☐	☒
Class A-3 Asset Backed Notes	☐	☐	☒
Class A-4 Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 15, 2019 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.

No assets held by the issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from January 01, 2019 to January 31, 2019.

Reference is made to the Form ABS – 15G filed by Mercedes-Benz Financial Services USA LLC with the Securities and Exchange Commission on February 04, 2019, and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK number of Mercedes-Benz Financial Services USA LLC is 0001540252.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Mercedes-Benz Auto Lease Trust 2016-B
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: February 22, 2019	By: /s/ Christopher F. Trainor
Christopher F. Trainor
Vice President

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity